Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) - Parent [Member] - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Current assets
Cash		$ 250,728
Deferred offering costs
Amount due from subsidiaries	7,696,555	6,091,355
Prepaid expenses and other current asset, net	412,000	1,487,778
Loan to third party	8,700,000	160,000
Interest receivable from loan to third party	794,379
Total current assets	18,402,851	7,989,861
Total assets	18,402,851	7,989,861
Current liabilities
Convertible notes	2,008,405	964,865
Interest payable of convertible notes	58,333
Total current liabilities	2,066,738	965,077
Total liabilities	2,066,738	965,077
Shareholders’ equity
Additional paid in capital	21,238,987	5,591,596
Treasury Shares	(1,250)
Statutory reserve	11,348	11,348
Retained earnings	(5,754,888)	1,613,217
Derivative Liability – Embedded Conversion Option	887,231
Accumulated other comprehensive (loss)	(74,471)	(196,752)
Total shareholders’ equity	16,336,113	7,024,784
Total liabilities and shareholders’ equity	18,402,851	7,989,861
Related parties [Member]
Current assets
Amount due from Related parties	799,917
Current liabilities
Amounts due to related parties		212
Class A ordinary shares [Member]
Shareholders’ equity
Ordinary shares, Value	26,656	5,375
Class B ordinary shares [Member]
Shareholders’ equity
Ordinary shares, Value	$ 2,500